Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current financial assets
Schedule of non-other current financial assets

Other non-current financial assets
in € THOUS
	2023	2022

Debt securities	284,102	274,821
Equity investments	153,182	149,993
Other financial assets	174,300	190,982

Total	611,584	615,796